LIQUIDITY AND GOING CONCERN (Details Textual) - USD ($)		1 Months Ended					3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Sep. 02, 2014	Jun. 23, 2016	Jun. 15, 2016	May 31, 2016	Mar. 18, 2016	May 30, 2014	Jun. 30, 2016	Jun. 30, 2015	May 06, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 25, 2016	Aug. 03, 2016	Jun. 22, 2016	May 04, 2016	Jan. 05, 2016	Dec. 29, 2015	Jan. 31, 2014	Dec. 31, 2013
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt Instrument, Convertible, Conversion Price												$ 20.00							$ 1.00	$ 20.00
Stock Issued During Period, Value, New Issues													$ 3,557,403
Preferred Stock, Dividend Rate, Percentage	6.00%
Common Stock, Par or Stated Value Per Share							$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 25.00
Proceeds from Convertible Debt										$ 2,863,095	$ 0
Repayments of Debt										8,500,000	250,000	$ 250,000	$ 3,711,051
Debt Instrument, Face Amount	$ 15,060,000																$ 87,000
Debt Instrument, Maturity Date					Apr. 01, 2017
Cash and Cash Equivalents, at Carrying Value							$ 6,489,129	$ 207,864		6,489,129	207,864	110,022	509,628								$ 165,365
Oil and Gas Revenue							$ 240,373	$ 26,253		$ 243,454	$ 48,196	$ 77,068	$ 364,732
Senior Debt Obligations [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Repayments of Senior Debt		$ 6,000,000
Senior Notes, Current		$ 5,400,000
Debt Instrument, Maturity Date		Dec. 15, 2016
SOS Warrant [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 25.00			$ 25.00
Repayments of Debt		$ 500,000
Brushy Resources, Inc [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		18,600,000
Debt Instrument, Face Amount		6,000,000
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Costs							$ 2,500,000			$ 2,500,000
JOAs [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Outstanding Amount For Drilling Operations				$ 1,680,000
Oil and Gas Revenue										$ 861,000
Heartland Bank [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Repayments of Debt		250,000
SOSV Investments, LLC [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Repayments of Debt		500,000
Extinguishment of Debt, Amount		$ 20,500,000
Convertible Debentures [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Convertible, Conversion Price		$ 5.00					$ 5.00			$ 5.00
Debt Conversion, Original Debt, Amount		$ 6,850,000
Debt Conversion, Original Debt, Interest Rate of Debt		8.00%
Convertible Notes [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Debt Instrument, Convertible, Conversion Price		$ 1.10							$ 5.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,300,000							2,300,000
Debt Conversion, Original Debt, Amount		$ 4,000,000
Proceeds from Convertible Debt									$ 5,800,000
Convertible Notes [Member] | Minimum [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.10
Convertible Notes [Member] | Maximum [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.50
Subordinated Unsecured Promissory Note [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt Instrument, Face Amount		$ 1,000,000														$ 1,000,000
Debt Instrument, Maturity Date		Jun. 30, 2019
Series B Purchase Agreement [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Stock Issued During Period, Value, New Issues			$ 20,000,000
Preferred Stock, Dividend Rate, Percentage			6.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			9,090,909
Common Stock, Par or Stated Value Per Share			$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights			2.50
Convertible Preferred Stock Conversion Price			$ 1.10
Subsequent Event [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 2.50
Debt Instrument, Face Amount					$ 500,000													$ 3,750,000
Debt Instrument, Maturity Date					Apr. 01, 2017
Cash and Cash Equivalents, at Carrying Value														$ 16,700,000
Series A Preferred Stock [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 2.41													$ 5.00
Preferred Stock, Dividend Rate, Percentage						8.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						155,602
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 28.90
Conversion of Stock, Amount Converted		$ 7,500,000
Convertible Preferred Stock Conversion Price		$ 5.00				$ 24.10
Series A Preferred Stock [Member] | Minimum [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt Instrument, Convertible, Conversion Price							5.00			5.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		5.00
Series A Preferred Stock [Member] | Maximum [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt Instrument, Convertible, Conversion Price							$ 24.10			$ 24.10
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 24.10